Acquisitions, Dispositions And Other Adjustments (Leap Wireless Acquisitions Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2016	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line items]
Acquisition of business - anticipated or actual cash paid to seller			$ 2,959	$ 30,759	$ 3,141
Leap Wireless International [Member] | Acquisition [Member]
Business Acquisition [Line items]
Acquisition of business - period of acquisition		Mar. 31, 2014
Acquisition of assets - noncash consideration		one non-transferable contingent value right per share
Acquisition of business - anticipated or actual cash paid to seller		$ 1,248
Acquisition of business - anticipated or actual cash paid to seller (in US dollars per share)		$ 15
Leap Wireless International [Member] | Disposition [Member] | Chicago 700 MHz A-band FCC License [Member]
Business Acquisition [Line items]
Disposition of assets - period of the sale of assets	Nov. 30, 2016